UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS FOR REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

                  Investment Company Act file number 811-03074

                         Northeast Investors Growth Fund
               (Exact name of registrant as specified in charter)

                               150 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  David Randall
                               150 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-523-3588

                   Date of fiscal year end: December 31

             Date of reporting period: September 30, 2006

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Schedule of Investments
9/30/2006 (unaudited)

Common Stocks                                        		 Market         Percent of
                                      Number of   		 Value          Net
Name of Issuer                        Shares      		(Note B)        Assets


Consumer Discretionary
--------------------------------------------------------------------------------

Best Buy Co., Inc.*                   35,950                   $ 1,925,482
DSW, Inc., Class A^#                  69,560                     2,191,140
Garmin, Ltd^#                         31,000                     1,512,180
Starbucks Corp.^                      73,900                     2,516,295
Walt Disney Co.                       51,000                     1,576,410
                                                               -----------
                                                                 9,721,507      7.05%

Consumer Staples
--------------------------------------------------------------------------------

Archer Daniels Midland Co.            45,100                    $ 1,708,388
Brown-Forman Corp., Class B           33,900                      2,598,435
CVS Corp.*                            83,830                      2,692,620
PepsiCo, Inc.                         36,600                      2,388,516
Procter & Gamble Co.*                 58,800                      3,644,424
United Natural Foods, Inc.^#          81,600                      2,528,784
                                                                 ----------
                                                                 15,561,167     11.29%

Energy
--------------------------------------------------------------------------------

Apache Corp.                          27,900                      1,763,280
BP, Plc                               17,500                      1,147,650
Chevron Corp.                         30,700                      1,991,202
EnCana Corp.*                         41,800                      1,951,642
Exxon Mobil Corp.*                    20,082                      1,347,502
Schlumberger Ltd.                     35,000                      2,171,050
Suncor Energy, Inc.                   21,032                      1,515,356
Weatherford International, Ltd.^      31,400                      1,310,008
                                                                 ----------
                                                                 13,197,690      9.58%

Financials
-------------------------------------------------------------------------------

American Express Co.                  45,500                      2,551,640
Bank of America Corp.*                58,170                      3,116,167
Boston Properties, Inc.               22,400                      2,314,816
Citigroup, Inc.                       45,950                      2,282,336
Commerce Bancorp, Inc.                42,400                      1,556,504
Eaton Vance Corp.*                   143,400                      4,138,524
Goldman Sachs Group*                  30,600                      5,176,602
JPMorgan Chase & Co.                  54,700                      2,568,712
Seacoast Banking Corp.                49,800                      1,503,960
State Street Corp.                    43,500                      2,714,400
T. Rowe Price Group, Inc.             71,000                      3,397,350
UBS AG                                55,500                      3,291,705
Zions Bancorporation*                 48,400                      3,862,804
                                                                 ----------
                                                                 38,475,520     27.91%

Health Care
--------------------------------------------------------------------------------

Amgen, Inc.*^                         36,600                      2,617,998
Cerner Corp.^#                        49,400                      2,242,760
Genentech, Inc.^                      36,900                      3,051,630
Gilead Sciences, Inc.*^               50,700                      3,486,639
Hologic, Inc.^#                       24,690                      1,074,509
Medco Health Solutions, Inc.^         26,700                      1,604,937
Stryker Corp.^                        24,000                      1,190,160
Wellpoint, Inc.^                      18,400                      1,417,720
                                                                 ----------
                                                                 16,686,353     12.11%

Industrials
--------------------------------------------------------------------------------

3M Co.*                               27,700                      2,061,434
The Boeing Company                    26,000                      2,050,100
Caterpillar, Inc.                     35,100                      2,309,580
Danaher Corp.                         32,000                      2,197,440
Emerson Electric Co.                  27,800                      2,331,308
FedEx Corp.                           17,600                      1,912,768
General Electric Co.*                 89,200                      3,148,760
United Technologies Corp.             31,900                      2,020,865
                                                                 ----------
                                                                 18,032,255     13.08%

Information Technology
--------------------------------------------------------------------------------

Adobe Systems, Inc.^                  15,000                        561,900
Akamai Technologies, Inc.*^          137,600                      6,878,624
Apple Computer, Inc.*^                57,000                      4,387,860
Corning, Inc.*^                      195,500                      4,772,155
Google, Inc., Class A^                 6,070                      2,439,533
Iron Mountain, Inc.^                  36,475                      1,566,236
Marvell Technology Group Ltd.^        77,200                      1,495,364
Oracle Corp.^                         59,000                      1,046,660
                                                                 ----------
                                                                 23,148,332     16.79%

Telecommunication Services
--------------------------------------------------------------------------------

American Tower Corp., Class A*^       66,300                      2,419,950      1.76%

      Total Common Stocks (Cost-$104,294,301)                 $ 137,242,774     99.57%
--------------------------------------------------------------------------------

Repurchase Agreement
Investors Bank & Trust Co. Repurchase Agreement, 3.52% due 10/02/06 @
                                                                    202,543

      Total Repurchase Agreement (Cost-$202,543)                  $ 202,543      0.15%

Cash Equivalents

American Beacon Funds ~ - 5.27339%                                4,778,855

Total Cash Equivalents (Cost-$4,993,258)                        $ 4,993,258      3.58%


Total Investment Portfolio (Cost-$109,430,102)                  142,378,575    103.30%

Total Assets and Liabilities                                     (4,544,876)    -3.30%

Total Net Assets                                               $137,833,699    100.00%


@ Acquired on September 29, 2006. Collateralized by $212,670 of market value of U.S. Government mortgage-backed securities due through 5/25/16. The maturity value is $202,602.
* All or a portion of this security is pledged to collateralize short-term borrowings
^ Non-income producing security
# All or a portion of this security is currently out on loan
~ Security held as collateral for securities on loan. The rate quotes is the annualized seven-day yield of the fund at period end

Note: Each fiscal quarter-end the Fund is required to file a complete schedule of investments with the Securities and Exchange Commission. The schedules of portfolio holdings for the second and fourth quarters appear in the semiannual
and annual reports to shareholders.   For the first and third quarters, the Fund
files the schedules of portfolio holdings with the SEC on Form N-Q. The Fund makes the information on Forms N-Q available on its website at www.northeastinvestors.com or upon request.

Shareholders may also access and review information and reports of the Fund, including Form N-Q, at the SEC's Public Reference Room in Washington, D.C. You can call the SEC at 1-202-942-8090 for information about the operation of the Public Reference Room. Reports and other information about the Fund are available on the SEC's internet site at http://www.sec.gov. and copies may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Public Reference Center of the Securities and Exchange Commission, Washington, D.C. 20549-0102. The Fund's reference number as a registrant under the Investment Company Act of 1940 is 811-3074.

Item 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


     Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a) ) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Growth Fund



By (Signature and Title)   /s/ William A. Oates, Jr.
                                    William A. Oates, Jr.
                                    President
                                    (principal executive officer)

Date: November 27, 2006


By (Signature and Title)   /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Chief Financial Officer
                                    (principal financial officer)

Date: November 27, 2006




         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)      Northeast Investors Growth Fund



By (Signature and Title)   /s/ William A. Oates, Jr.
                                    William A. Oates, Jr.
                                    President
                                    (principal executive officer)

Date: November 27, 2006


By (Signature and Title)   /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Chief Financial Officer
                                    (principal financial officer)

Date: November 27, 2006



         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, William A. Oates, Jr., certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Growth Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: November 27, 2006                /s/ William A. Oates, Jr.
                                    William A. Oates, Jr.
                                    President
                                    (principal financial officer)




         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Growth Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: November 27, 2006                /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Chief Financial Officer
                                    (principal financial officer)